Stock options (Options Were Granted Based On The Black Scholes Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected dividend	0.00%	0.00%
Expected life	7 years	7 years
Maximum [Member]
Risk-free interest rate	2.25%	2.02%
Expected volatility	137.00%	153.00%
Minimum [Member]
Risk-free interest rate	1.27%	1.89%
Expected volatility	134.00%	127.00%